Climate change and energy transition - Sensitivity Analysis (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	$ 185,219	$ 194,835
-2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	151,000	156,000
Integrated Gas and Upstream segments | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity - 10% to the mid-price outlook	(9,000)	(8,000)
Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	151,000	156,000
Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	151,000	156,000
Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	151,000	156,000
Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	189,000	200,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	60,000	57,700
Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,000	72,000
Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,000	72,000
Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,000	72,000
Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,000	72,000
Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	74,000	72,000
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	63,400	70,900
Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	77,000	84,000
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	32,600	35,500
Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment	38,000	44,000
Bottom of range | Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	2,000	2,000
Sensitivity - 10% to the mid-price outlook		(5,000)
Bottom of range | Integrated Gas and Upstream segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(12,000)	(15,000)
Bottom of range | Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(7,000)	(9,000)
Bottom of range | Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(26,000)	(18,000)
Bottom of range | Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(2,000)	(5,000)
Bottom of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	2,000	2,000
Sensitivity - 10% to the mid-price outlook	4,000	(4,000)
Bottom of range | Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(11,000)	(12,000)
Bottom of range | Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(7,000)	(8,000)
Bottom of range | Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(21,000)	(15,000)
Bottom of range | Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(1,000)	(2,000)
Bottom of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	0	0
Sensitivity - 10% to the mid-price outlook	1,000	(1,000)
Bottom of range | Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(1,000)	(3,000)
Bottom of range | Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	0	(1,000)
Bottom of range | Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(5,000)	(3,000)
Bottom of range | Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	0	0
Bottom of range | Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(1,000)	(3,000)
Top of range | Integrated Gas and Upstream segments | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	5,000	5,000
Sensitivity - 10% to the mid-price outlook		(8,000)
Top of range | Integrated Gas and Upstream segments | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(18,000)	(21,000)
Top of range | Integrated Gas and Upstream segments | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(11,000)	(13,000)
Top of range | Integrated Gas and Upstream segments | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(34,000)	(25,000)
Top of range | Integrated Gas and Upstream segments | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(5,000)	(9,000)
Top of range | Integrated Gas | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	4,000	4,000
Sensitivity - 10% to the mid-price outlook	6,000	(6,000)
Top of range | Integrated Gas | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(15,000)	(16,000)
Top of range | Integrated Gas | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(10,000)	(10,000)
Top of range | Integrated Gas | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(27,000)	(20,000)
Top of range | Integrated Gas | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(2,000)	(4,000)
Top of range | Upstream | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity + 10% to the mid-price outlook	1,000	1,000
Sensitivity - 10% to the mid-price outlook	3,000	(2,000)
Top of range | Upstream | -2 Degrees Celsius External Climate Change
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(3,000)	(5,000)
Top of range | Upstream | Hybrid Shell Plan + IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(1,000)	(3,000)
Top of range | Upstream | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Sensitivity effect of change in average prices	(7,000)	(5,000)
Top of range | Upstream | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	(1,000)	(1,000)
Top of range | Chemicals and Products | IEA NZE 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Effect of change in average carbon prices	$ (2,000)	$ (4,000)